LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations

	2014	2013
Accrued royalties	$22,101	$17,605
Other	4,507	3,945
	$26,608	$21,550